Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Total Amount of Transactions

The following table provides the total amount of transactions that have been entered into with related parties for the relevant financial year.

kEUR	2024
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders	11,066	-	-	-61	-10,919
Transactions with affiliated companies	76	-11,016	107	-4,507	-354
Transactions with associated companies	390	-111	-	-201	-
Total	11,531	-11,127	107	-4,769	-11,273
kEUR	2023
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders	2,651	-	-	-122	-2,784
Transactions with affiliated companies	2,644	-9,616	-	-4,688	-63
Transactions with associated companies	7,707	-94	-	-122	-
Total	13,003	-9,710	-	-4,932	-2,847
kEUR	2022
	Sales of goods and services	Purchase of goods and services	Other income	Other expense	Interest expense
Transactions with shareholders	76	-151	15	-80	-2
Transactions with affiliated companies	262	-4,603	35	-6,027	-59
Transactions with associated companies	153	-85	-	-98	-
Total	491	-4,839	50	-6,205	-61

Schedule of Receivables and Liabilities to Shareholders

Liabilities to affiliated companies mainly comprise a liability to ads-tec Industrial IT GmbH in the amount of kEUR 1,700 (December 31, 2023: kEUR 1,428) and a liability to ads-tec Administration GmbH in the amount of kEUR 771 (December 31, 2023: kEUR 445).

kEUR	Dec. 31, 2024		Dec. 31, 2023
	Receivables	Payables	Receivables	Payables
Transactions with shareholders	777	13,333	96	13,993
Transactions with affiliated companies	712	1,863	2,039	1,974
Transactions with associated companies	347	123	762	45
Total	1,836	15,319	2,897	16,012

Schedule of Key Management Personnel Compensation

As of December 31, 2024, key management is represented by the following people:

Key management personnel	Role
Joseph Brancato	Director
Thomas Speidel	Chief Executive Officer and Director
Kurt Lauk, PhD	Director (Chairman)
Sonja Harms, PhD	Director
Andreas Fabritius, PhD (since February 2024)	Director
Alwin Epple (since April 2024)	Director
Stefan Berndt-von Bülow (since October 2024)	Chief Financial Officer
Wolfgang Breme (until October 2024)	Chief Financial Officer
Michael Rudloff	Chief Operating Officer
Sebastian Schypulla	Chief Purchase and Logistics Officer
Hakan Konyar	Chief Production Officer

Schedule of Key Management Personnel Compensation Comprised	Key management personnel compensation comprised the following:
kEUR	2024	2023	2022
Short-term employee benefits	1,800	2,001	2,532
Share-based payments	3,310	1,509	2,228
Total	5,110	3,510	4,760